SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Government Grants, Advertising Costs and Concentration of Risks - Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Government grants
Government incentive from the local government	$ 135,381	$ 4,165,627	$ 2,783,085
Advertising costs
Advertising costs	259,086	190,697	4,142,101
Discontinued Operations [Member]
Advertising costs
Advertising costs	$ 9,366	$ 6,280
Concentration of Credit Risk [Member] | Accounts receivable [Member]
Advertising costs
Number of customers		1
Concentration of Credit Risk [Member] | Accounts receivable [Member] | Customer One [Member]
Advertising costs
Concentration risk (as a percent)		13.00%